Risk management - Disclosure of high quality liquid assets (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	€ 337,937	€ 351,304	€ 348,028
Cash and reserves available at central banks
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	150,883	188,745	217,935
Marketable assets Level 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	173,744	150,912	119,043
Marketable assets Level 2A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	5,726	4,696	4,236
Marketable assets Level 2B
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	€ 7,584	€ 6,951	€ 6,814